Shareholders Equity (USD $) In Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Opening Balance at Jun. 30, 2009	$ 0	$ 4	$ 12,481	$ (12,554)	$ (69)
Net Loss				(9)	(9)
Ending Balance at Jun. 30, 2010	0	4	12,481	(12,563)	(78)
Net Loss				(19,908)	(19,908)
Issuance of Common Stock		135	13,973		14,108
Notes Receivable from Shareholders			(3,419)		(3,419)
Warrants Issued for Services			2,529		2,529
Exercise of Warrants		0	80		80
Restricted Stock Issued for Services			10,772		10,772
Ending Balance at Jun. 30, 2011	$ 0	$ 139	$ 36,416	$ (32,471)	$ 4,084